Document and Entity Information	Dec. 26, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 26, 2023
Entity Registrant Name	GRIID Infrastructure Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39872
Entity Tax Identification Number	85-3477678
Entity Address Address Line 1	2577 Duck Creek Road
Entity Address City Or Town	Cincinnati
Entity Address State Or Province	OH
Entity Address Postal Zip Code	45212
City Area Code	513
Local Phone Number	268-6185
Entity Information Former Legal Or Registered Name	Adit EdTech Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001830029
Former Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	1345 Avenue of the Americas
Entity Address Address Line 2	33rd Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10105
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	ADEX
Security Exchange Name	NYSEAMER
Redeemable Warrants [Member]
Document Information [Line Items]
Security 12b Title	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	ADEX.WS
Security Exchange Name	NYSEAMER